2. Going Concern and Liquidity (Details Narrative) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 243,314	$ 1,547	$ 192,503	$ 464,118	$ 0
Liabilities	14,988,391	11,163,216		10,384,380
Retained earnings	(65,781,637)	(57,441,549)		$ (36,990,469)
Working capital		$ (2,021,122)
Short term liquid assets	$ 246,599